Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes

Note 11—Income Taxes

The provision for income taxes is based upon the results of operations, adjusted for the effect of certain tax-exempt income and non-deductible expenses. Certain items of income and expense are reported in different periods for financial reporting and tax return purposes resulting in temporary differences. The tax effects of these temporary differences are recognized currently in the deferred income tax provision or benefit.

Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities. These differences will result in deductible or taxable amounts in a future year(s) when the reported amounts of assets or liabilities are recovered or settled. A valuation allowance is recorded against all or a portion of deferred tax assets when it is more likely than not that all or a portion of the asset will not be realized.

As of September 30, 2012, the company assessed the need for a valuation allowance, evaluating both positive and negative evidence. As part of its evaluation, the company considered the following positive evidence:

•	The company was in a positive cumulative pre-tax income position for the period since the merger with First Bankshares.
•	The company’s quarterly pre-tax operating results had improved each of the prior four quarters ending September 30, 2012.
•	The company’s financial projections were sufficient to absorb net deferred tax assets.
•	The company expected to generate taxable income, before the utilization of net operating losses, in 2012 and in future years.
•	Deferred tax assets included $2.3 million related to $6.8 million of net operating losses, which under current law can be carried forward for 20 years from the date reported.
•

The company believed it has not experienced a “change in control,” as defined under Internal Revenue Code Section 382 and related regulations, since the effective date of the merger with First Bankshares in 2009. Accordingly, the company believed it had incurred no limitations on the use of its net operating losses since the date of the merger.

•	The company believed its allowance for loan and lease losses plus its discounts recorded on acquired loans to be adequate to avoid significant charges to net income related to problem loans.
•	A significant portion of the company’s net interest income is based on long-term contracts with a significant number of customers.

As part of its evaluation as of September 30, 2012, the company considered the following negative evidence:

•	The company did not have taxable income in carryback periods available to offset existing deferred tax assets.
•	The company had no executable tax planning strategies to utilize future tax deductible amounts.
•	The company operates in a competitive and highly-regulated industry, which could impact its future profitability.

Based on the weight of available evidence as of September 30, 2012, the company believed it is more likely than not that its net deferred tax asset would be utilized in future periods; therefore, at September 30, 2012 the company reversed the full valuation allowance. As of December 31, 2013, there has been no change in the evaluation criteria that would change the company’s conclusion that it believes it is more likely than not that its deferred tax assets will be utilized in future periods.

The company had no unrecognized tax benefits recorded as of December 31, 2013 and 2012.

The following table presents the components of the net deferred tax asset as of the dates stated:

	December 31, 2013	December 31, 2012
Deferred tax assets
Allowance for loan and lease losses	$2,900	$2,428
Start-up costs	1,804	1,979
Incentives related to leases	95	99
Compensation related	215	110
Unrealized losses/expenses related to OREO	-	67
Unrealized losses on derivatives	-	96
Unrealized losses on available-for-sale securities	610	-
Unearned interest on non-accrual loans	40	-
Other tax assets	11	8
Net operating loss carryforward	-	1,804
Gross deferred tax assets	5,675	6,591
Deferred tax liabilities
Depreciation	86	101
Unearned loan costs in excess of loan fees	314	217
Acquisition accounting adjustments	88	129
Basis in acquired loans	813	1,478
Unrealized gains on derivatives	7	-
Unrealized gains/expenses related to OREO	22	-
Unrealized gains on available-for-sale securities	-	572
Gross deferred tax liabilities	1,330	2,497
Net deferred tax asset	$4,345	$4,094

The following table presents the current and deferred income tax expense for the date stated:

December 31, 2013
Income before income tax expense	$3,051
Current income tax expense	$108
Deferred income tax expense	957
Total income tax expense	$1,065

The following table presents the statutory tax rate reconciled to the company’s effective tax rate for the dates stated:

	December 31, 2013		December 31, 2012
	Tax	Rate	Tax	Rate
Income tax expense at statutory rate	$1,037	34.00%	$955	34.00%
Meals and entertainment	9	0.31%	11	0.39%
Share-based compensation	86	2.80%	138	4.91%
Valuation allowance	-	0.00%	(5,674)	-201.99%
Tax exempt income	(67)	-2.21%	-	0.00%
Income tax (benefit) expense reported	$1,065	34.90%	$(4,570)	-162.69%